Associated companies (Details 4) - USD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets			$ 28,208	$ 24,931
Non-current assets			104,871	105,193
Current liabilities			23,403	22,209
Non-current liabilities			35,449	33,024
Profit (loss)			7,703	6,698	$ 17,794
Other comprehensive income			2,837	(2,333)	(1,809)
Comprehensive income			$ 10,540	4,365	$ 15,985
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Current assets	$ 26,700			28,700
Non-current assets	56,900			61,400
Current liabilities	20,600			22,600
Non-current liabilities	26,000			27,800
Revenue	26,300			50,600
Profit (loss)	4,400			7,500
Other comprehensive income	200			700
Comprehensive income	$ 4,600			8,200
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Current assets		$ 3,300		4,000
Non-current assets		20,600		21,100
Current liabilities		2,600		3,100
Non-current liabilities		2,000		2,100
Revenue		5,300		6,500
Profit (loss)		600		600
Other comprehensive income		(400)		1,600
Comprehensive income		$ 200		$ 2,200